Schedule of Investments (unaudited)	iShares® MSCI Frontier and Select EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Bahrain — 5.5%
Ahli United Bank BSC	20,548,448	$21,473,162
Aluminium Bahrain BSC	671,851	1,807,047
Ithmaar Holding BSC, NVS(a)	7,341,331	344,719
		23,624,928
Bangladesh — 5.7%
Bangladesh Export Import Co. Ltd.	2,791,221	3,171,156
Beacon Pharmaceuticals Ltd./Bangladesh	680,041	2,023,749
Beximco Pharmaceuticals Ltd.	1,495,628	2,283,768
BRAC Bank Ltd.	2,400,934	908,462
British American Tobacco Bangladesh Co. Ltd.	314,507	1,604,243
City Bank Ltd. (The)	2,963,529	634,268
Eastern Bank Ltd.	2,339,287	731,099
GrameenPhone Ltd.	321,524	905,639
International Finance Investment & Commerce
Bank Ltd.(a)	6,726,577	760,252
Islami Bank Bangladesh Ltd.	235,588	75,712
LafargeHolcim Bangladesh Ltd.	2,495,963	1,622,897
National Bank Ltd.(a)	6,888,003	561,871
Olympic Industries Ltd.	600,255	712,672
Renata Ltd.	85,181	1,019,577
Robi Axiata Ltd., NVS	5,148,805	1,518,075
Square Pharmaceuticals Ltd.	2,765,322	5,701,863
Summit Power Ltd.	1,314,517	439,249
		24,674,552
Colombia — 2.9%
Bancolombia SA	588,346	4,874,449
Cementos Argos SA	1,565,825	1,136,099
Corp. Financiera Colombiana SA(a)	191,346	626,987
Grupo Argos SA	881,791	1,808,146
Interconexion Electrica SA ESP	1,035,061	4,180,549
		12,626,230
Egypt — 4.7%
Abou Kir Fertilizers & Chemical Industries	1,129,914	1,564,239
Commercial International Bank Egypt SAE	9,112,290	14,934,636
Eastern Co. SAE	4,523,538	2,377,027
Egyptian Financial Group-Hermes Holding Co.(a)	2,527,094	1,554,343
		20,430,245
Estonia — 0.9%
Enefit Green AS, NVS	266,882	1,230,939
LHV Group AS, NVS	548,904	1,837,562
Tallink Grupp AS(a)	1,107,926	581,698
Tallinna Sadam AS(b)	240,629	360,574
		4,010,773
Jordan — 2.3%
Arab Bank PLC	467,730	3,255,952
Capital Bank of Jordan	246,779	851,981
Jordan Islamic Bank	174,871	968,703
Jordan Petroleum Refinery Co.	312,722	2,463,350
Jordan Phosphate Mines Co.	36,185	1,843,174
Jordanian Electric Power Co.	167,906	496,868
		9,880,028
Kazakhstan — 6.7%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	397,736	4,255,775
Kaspi.KZ JSC(c)	215,081	16,563,396
NAC Kazatomprom JSC, GDR(c)	291,681	8,304,525
		29,123,696
Security	Shares	Value

Kenya — 2.8%
Equity Group Holdings PLC/Kenya	8,677,066	$3,040,353
KCB Group PLC	7,276,516	2,128,174
Safaricom PLC	36,957,905	6,895,977
		12,064,504
Lithuania — 0.7%
AB Ignitis Grupe	95,860	1,939,385
Siauliu Bankas AB	1,475,589	1,001,154
		2,940,539
Malta — 0.6%
MAS P.L.C.	2,154,088	2,624,921

Morocco — 5.6%
Attijariwafa Bank	194,229	7,333,516
Banque Centrale Populaire	79,095	1,682,163
Co. Sucrerie Marocaine et de Raffinage	117,040	2,193,095
Hightech Payment Systems SA	1,220	715,643
Itissalat Al-Maghrib	775,944	7,596,959
Label Vie	5,721	2,518,130
Managem SA	3,368	709,983
Societe d’Exploitation des Ports	84,984	1,640,203
		24,389,692
Nigeria — 4.5%
Access Bank PLC	87,072,126	1,209,335
Afriland Properties PLC(a)	8,020	26
Dangote Cement PLC	11,938,113	5,116,613
FBN Holdings PLC	84,216,832	1,541,223
Guaranty Trust Holding Co. PLC	63,861,123	2,086,965
MTN Nigeria Communications PLC	11,008,838	3,930,443
Nestle Nigeria PLC	1,310,924	2,064,705
United Bank for Africa PLC	79,997,106	947,678
Zenith Bank PLC	69,373,073	2,482,468
		19,379,456
Oman — 2.2%
Bank Muscat SAOG	7,986,766	5,818,942
National Bank of Oman SAOG	1,806,758	1,351,373
Oman Telecommunications Co. SAOG	202,055	457,582
Omani Qatari Telecommunications Co. SAOG	1,481,805	1,539,338
Renaissance Services SAOG	433,443	494,423
		9,661,658
Pakistan — 3.8%
Engro Corp. Ltd./Pakistan	1,415,556	1,662,322
Engro Fertilizers Ltd.	2,246,403	813,485
Fauji Fertilizer Co. Ltd.	1,847,047	846,202
Habib Bank Ltd.	1,890,203	562,039
Hub Power Co. Ltd. (The)	4,568,958	1,350,589
Lucky Cement Ltd.(a)	741,189	1,564,754
Mari Petroleum Co. Ltd.	129,176	963,378
MCB Bank Ltd.	1,947,279	1,037,419
Millat Tractors Ltd.	234,081	653,838
Oil & Gas Development Co. Ltd.	2,395,993	776,304
Pakistan Oilfields Ltd.	667,104	1,252,142
Pakistan Petroleum Ltd.	2,184,645	551,063
Pakistan State Oil Co. Ltd.	1,050,120	704,066
Systems Ltd.	715,960	1,599,633
TRG Pakistan(a)	1,659,565	1,064,994
United Bank Ltd./Pakistan	2,026,460	963,688
		16,365,916
Peru — 4.6%
Cia. de Minas Buenaventura SAA, ADR	217,729	1,776,669

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Credicorp Ltd.	80,308	$12,331,293
Southern Copper Corp.	98,300	5,998,266
		20,106,228
Philippines — 5.1%
Aboitiz Equity Ventures Inc.	703,950	750,062
ACEN Corp.	3,306,770	417,334
Alliance Global Group Inc.	1,641,500	284,296
Ayala Corp.	75,470	937,099
Ayala Land Inc.	2,543,200	1,438,275
Bank of the Philippine Islands	662,470	1,244,671
BDO Unibank Inc.	884,440	2,047,051
Bloomberry Resorts Corp.(a)	409,700	53,379
Century Pacific Food Inc.	779,900	347,480
Converge Information and Communications
Technology Solutions Inc.(a)	879,600	242,260
DMCI Holdings Inc.	1,550,000	263,896
Globe Telecom Inc.	18,973	774,387
GT Capital Holdings Inc.	8,290	64,607
International Container Terminal Services Inc.	383,480	1,396,251
JG Summit Holdings Inc.	1,029,260	903,324
Jollibee Foods Corp.	189,370	823,494
LT Group Inc.	2,578,800	430,722
Manila Electric Co.	101,920	505,421
Megaworld Corp.	90,000	3,581
Metro Pacific Investments Corp.	9,676,000	591,919
Metropolitan Bank & Trust Co.	1,025,250	1,044,713
Monde Nissin Corp.(b)	2,474,000	554,043
PLDT Inc.	45,110	1,402,528
Puregold Price Club Inc.	688,600	434,062
RL Commercial REIT Inc.	1,984,600	208,776
Robinsons Land Corp.	511,500	145,907
Security Bank Corp.	224,360	382,723
SM Prime Holdings Inc.	5,024,100	3,256,877
Universal Robina Corp.	384,320	905,430
Wilcon Depot Inc.	804,900	459,245
		22,313,813
Romania — 6.3%
Banca Transilvania SA	2,459,079	10,488,878
BRD-Groupe Societe Generale SA	927,499	2,623,526
MED Life SA(a)	346,297	1,144,785
OMV Petrom SA	64,446,946	6,335,482
Societatea Energetica Electrica SA	568,481	903,484
Societatea Nationala de Gaze Naturale ROMGAZ SA	517,756	4,386,591
Teraplast SA	4,221,482	478,189
Transgaz SA Medias	18,823	1,009,095
		27,370,030
Slovenia — 0.2%
Pozavarovalnica Sava dd	30,581	786,117

Sri Lanka — 0.5%
Commercial Bank of Ceylon PLC	1,482,825	206,831
Expolanka Holdings PLC	992,043	519,577
John Keells Holdings PLC	2,732,474	1,038,118
Sampath Bank PLC	2,891,749	287,213
		2,051,739
Vietnam — 25.0%
Bank for Foreign Trade of Vietnam JSC	2,080,195	6,884,152
Bank for Investment and Development of Vietnam JSC	891,024	1,500,300
Bao Viet Holdings	397,610	789,184
Security	Shares/ Par	Value

Vietnam (continued)
Dat Xanh Group JSC(a)	1,175,180	$618,429
Development Investment Construction(a)	1,071,654	694,006
Digiworld Corp., NVS	296,000	536,539
Duc Giang Chemicals JSC	743,794	1,857,036
Gelex Group JSC	1,727,384	1,057,263
Ha Do Group JSC	480,048	625,465
Hoa Phat Group JSC	11,940,403	8,985,348
Hoa Sen Group(a)	1,218,590	562,157
IDICO Corp. JSC	658,850	962,410
Khang Dien House Trading and Investment JSC(a)	1,367,397	1,528,166
KIDO Group Corp.	551,872	1,377,161
Kinh Bac City Development Share Holding Corp.(a)	1,520,260	1,313,512
Masan Group Corp.	2,457,756	10,249,457
Nam Long Investment Corp., NVS	705,600	826,028
National Citizen Commercial JSC, NVS(a)	686,300	504,038
No Va Land Investment Group Corp.(a)	2,934,933	2,780,713
PetroVietnam Drilling & Well Services JSC(a)	1,104,934	711,459
PetroVietnam Fertilizer & Chemicals JSC	564,200	944,490
PetroVietnam Gas JSC	233,200	1,052,729
PetroVietnam Power Corp.(a)	2,390,740	1,142,395
PetroVietnam Technical Services Corp.	964,498	829,676
Phat Dat Real Estate Development Corp.(a)	1,039,136	575,541
Saigon - Hanoi Commercial Joint Stock Bank(a)	4,523,105	1,876,927
Saigon Beer Alcohol Beverage Corp.	291,680	2,144,188
Saigon Thuong Tin Commercial JSB(a)	2,453,880	2,016,274
Saigon-Hanoi Securities(a)	1,637,450	584,685
SSI Securities Corp.	4,766,341	3,770,833
Thaiholdings JSC(a)	659,700	1,036,166
Thanh Thanh Cong - Bien Hoa JSC(a)	1,309,352	696,668
Van Phu - Invest Investment JSC(a)	417,980	1,036,071
Viet Capital Securities JSC	1,243,370	1,256,574
Vietjet Aviation JSC(a)	738,790	3,094,270
Vietnam Construction and Import-Export JSC	776,871	496,371
Vietnam Dairy Products JSC	3,122,374	10,533,484
Vincom Retail JSC(a)	4,180,880	5,235,025
Vingroup JSC(a)	4,029,534	11,428,647
Vinh Hoan Corp.	373,600	1,039,053
Vinhomes JSC(b)	4,687,088	10,421,608
VIX Securities JSC	1,680,028	543,823
Vndirect Securities Corp.	3,725,840	2,086,256
		108,204,577

Total Common Stocks — 90.6%
(Cost: $386,858,046)		392,629,642

Preferred Stocks

Colombia — 1.6%
Bancolombia SA, Preference Shares, NVS	1,070,441	7,092,669

Total Preferred Stocks — 1.6%
(Cost: $7,775,270)		7,092,669

Corporate Bonds & Notes

Oman — 0.0%
Bank Muscat SAOG, 4.25%, 11/20/50 OMR	276,375	—

Total Corporate Bonds & Notes — 0.0%
(Cost: $0)		—

Total Long-Term Investments — 92.2%
(Cost: $394,633,316)		399,722,311

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	2,950,000	$2,950,000

Total Short-Term Securities — 0.7%
(Cost: $2,950,000)		2,950,000

Total Investments — 92.9%
(Cost: $397,583,316)		402,672,311

Other Assets Less Liabilities — 7.1%		30,650,471

Net Assets — 100.0%		$433,322,782

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,950,000	(a)	$—	$—	$—	$2,950,000	2,950,000	$10,691	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	512	12/16/22	$25,152	$590,535

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	781,570	NGN	458,000,000	Citibank N.A.	10/27/23	$6,554
USD	11,480,375	NGN	6,673,541,718	JPMorgan Chase Bank N.A.	10/27/23	187,577
						194,131
						$194,131

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Frontier and Select EM ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$124,538,236	$268,091,406	$—	$392,629,642
Preferred Stocks	7,092,669	—	—	7,092,669
Corporate Bonds & Notes	—	—	—	—
Money Market Funds	2,950,000	—	—	2,950,000
	$134,580,905	$268,091,406	$—	$402,672,311

Derivative financial instruments(a)
Assets
Futures Contracts	$590,535	—	$—	$590,535
Forward Foreign Currency Exchange Contracts	—	194,131	—	194,131
	$590,535	$194,131	$—	$784,666

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

Currency Abbreviations

NGN	Nigerian Naira
OMR	Omani Rial
USD	United States Dollar

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